Average Annual Total Returns - Administrative Class - PIMCO Short-Term Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	2.24%	2.27%	1.70%	0.58%	1.16%	0.60%